intangible assets and goodwill (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
intangible assets and goodwill
Balance at beginning of the period			$ 31,152
Amortization	$ 403	$ 386	803	$ 759
Balance at end of the period	30,963		30,963
Goodwill impairment	500		500
Contractual commitments for the acquisition of intangible assets	28		28		$ 37
Cash payments for spectrum licences		$ 496		$ 620
TELUS digital experience
intangible assets and goodwill
Estimated recoverable amount	$ 4,500		4,500
Goodwill impairment			$ 500
Discount rate	10.10%		10.10%		9.80%
Perpetual growth rate	2.50%		2.50%		3.00%
AT COST
intangible assets and goodwill
Balance at beginning of the period			$ 39,616
Additions			449
Additions arising from business acquisitions			787
Dispositions, retirements and other (including capitalized interest)			(255)
Net foreign exchange differences			(98)
Balance at end of the period	$ 40,499		40,499
ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period			(8,464)
Amortization			(803)
Impairment			500
Dispositions, retirements and other (including capitalized interest)			(236)
Net foreign exchange differences			5
Balance at end of the period	(9,536)		(9,536)
GSM licences
intangible assets and goodwill
Balance at beginning of the period			13,206
Balance at end of the period	13,215		13,215
GSM licences | AT COST
intangible assets and goodwill
Balance at beginning of the period			13,206
Dispositions, retirements and other (including capitalized interest)			9
Balance at end of the period	13,215		13,215
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period			20,593
Balance at end of the period	20,523		20,523
Total intangible assets | AT COST
intangible assets and goodwill
Balance at beginning of the period			28,693
Additions			449
Additions arising from business acquisitions			348
Dispositions, retirements and other (including capitalized interest)			(255)
Net foreign exchange differences			(40)
Balance at end of the period	29,195		29,195
Total intangible assets | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period			(8,100)
Amortization			(803)
Dispositions, retirements and other (including capitalized interest)			(236)
Net foreign exchange differences			5
Balance at end of the period	(8,672)		(8,672)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period			7,387
Balance at end of the period	7,308		7,308
Intangible assets subject to amortization | AT COST
intangible assets and goodwill
Balance at beginning of the period			15,487
Additions			449
Additions arising from business acquisitions			348
Dispositions, retirements and other (including capitalized interest)			(264)
Net foreign exchange differences			(40)
Balance at end of the period	15,980		15,980
Intangible assets subject to amortization | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period			(8,100)
Amortization			(803)
Dispositions, retirements and other (including capitalized interest)			(236)
Net foreign exchange differences			5
Balance at end of the period	(8,672)		(8,672)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period			3,699
Balance at end of the period	3,638		3,638
Customer contracts, related customer relationships and leasehold interests | AT COST
intangible assets and goodwill
Balance at beginning of the period			5,742
Additions			10
Additions arising from business acquisitions			244
Dispositions, retirements and other (including capitalized interest)			(26)
Net foreign exchange differences			(36)
Balance at end of the period	5,934		5,934
Customer contracts, related customer relationships and leasehold interests | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period			(2,043)
Amortization			(235)
Dispositions, retirements and other (including capitalized interest)			11
Net foreign exchange differences			7
Balance at end of the period	(2,296)		(2,296)
Software
intangible assets and goodwill
Balance at beginning of the period			2,879
Balance at end of the period	2,864		2,864
Software | AT COST
intangible assets and goodwill
Balance at beginning of the period			8,649
Additions			51
Additions arising from business acquisitions			101
Assets under construction put into service			356
Dispositions, retirements and other (including capitalized interest)			(218)
Net foreign exchange differences			(4)
Balance at end of the period	8,935		8,935
Software | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period			(5,770)
Amortization			(532)
Dispositions, retirements and other (including capitalized interest)			(229)
Net foreign exchange differences			(2)
Balance at end of the period	(6,071)		(6,071)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period			335
Balance at end of the period	304		304
Access to rights-of-way, crowdsource assets and other | AT COST
intangible assets and goodwill
Balance at beginning of the period			622
Additions			4
Additions arising from business acquisitions			3
Dispositions, retirements and other (including capitalized interest)			(20)
Balance at end of the period	609		609
Access to rights-of-way, crowdsource assets and other | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period			(287)
Amortization			(36)
Dispositions, retirements and other (including capitalized interest)			(18)
Balance at end of the period	(305)		(305)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period			474
Balance at end of the period	502		502
Assets under construction | AT COST
intangible assets and goodwill
Balance at beginning of the period			474
Additions			384
Assets under construction put into service			(356)
Balance at end of the period	502		502
Goodwill
intangible assets and goodwill
Balance at beginning of the period			10,559
Balance at end of the period	10,440		10,440
Goodwill | AT COST
intangible assets and goodwill
Balance at beginning of the period			10,923
Additions arising from business acquisitions			439
Net foreign exchange differences			(58)
Balance at end of the period	11,304		11,304
Goodwill | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period			(364)
Impairment			500
Balance at end of the period	$ (864)		$ (864)